SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.525				6.525
Translation differences are recorded in "Accumulated other comprehensive income", a component of shareholders' deficit. Total exchange gain / (loss)	$ (3,350)	¥ (21,861)	¥ 0	¥ 0
Inventories cost	2,994		21,742		¥ 19,539
Inventory reserve	$ 408		¥ 1,077		¥ 2,666
Impairment of long-lived assets | ¥		¥ 0
Number of operating segment	1	1
Number of geographical segments	0	0	0
Practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations	false	false
Advertising expenses	$ 9,685	¥ 63,195	¥ 4,593	3,015
Employee benefit expenses	$ 3,689	¥ 24,073	¥ 22,107	¥ 14,503